Investment Strategy	Sep. 25, 2026
MayTech Global Growth ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]

Fund Attributes

The Fund seeks to invest globally in companies identified by the Sub-Adviser as growth companies, including U.S. and non-U.S. companies across both developed and emerging-market countries. The Fund ordinarily will hold investment positions in at least three non-U.S. issuers at any given time. A company is considered a non-U.S. issuer if (i) it is organized under non-U.S, law, (ii) its headquarters is located outside the United States, (ii) its securities are primarily traded on a non-U.S. securities exchange, (iii) it derives at least 50% of its total revenues or profits from non-U.S. sources, or (iv) at least 50% of its assets are located outside of the United States.

The Fund is classified as “non-diversified” for purposes of the 1940 Act, which means a relatively high percentage of the Fund’s assets may be invested in the securities of a limited number of companies that could be in the same or related economic sectors. From time to time, the Fund may focus its investments in particular sectors.